UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Global Natural Resources Fund

Annual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2014

Eaton Vance

Global Natural Resources Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19

Federal Tax Information	20

Management and Organization	21

Important Notices	23

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period started on March 1, 2013, global stocks, as measured by the MSCI All Country World Index (ACWI)2, were in the midst of a rally that would continue well into May, driven largely by strengthening economic data in the U.S., Europe and elsewhere, along with highly accommodative monetary policies by global central banks.

In late May 2013, however, then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could begin to taper off sooner than most investors had expected. The negative effect on worldwide markets was swift and dramatic. Bond investors rushed to sell assets in anticipation of rising interest rates. The prospect of reduced Fed stimulus weighed on global equities as well, most notably in emerging markets.

By late June 2013, however, global equities, in general, resumed their upward trajectory. Factors contributing to the rally included some backtracking by the Fed on its earlier statements regarding QE, ongoing improvements in housing and other U.S. economic data, and news from Europe that the eurozone had officially come out of recession.

After faltering again in August 2013 amid geopolitical tensions in the Middle East, global equities once more trended upward. In mid-September, the Fed again surprised investors by announcing that it was postponing any tapering of QE for the time being. Global stocks initially surged in response, only to drift downward in late September and early October amid investor uncertainty over the Fed’s intentions and a Congressional impasse that led to a partial U.S. government shutdown on October 1, 2013.

In mid-October, global stocks reversed direction again and began a rally that more or less lasted through the rest of 2013, driven largely by moderate economic growth that seemed to confirm the global recovery was gaining strength. Even the Fed’s mid-December announcement that tapering of QE would begin in January 2014 did not derail the rally, as investors appeared relieved that the tapering would be gradual and that the Fed still intended to keep short-term interest rates near zero for an extended period.

However, when the Fed announced further tapering toward the end of January 2014, the reaction in global markets was more negative. Although the Fed’s latest move was widely expected, many investors worried about continued withdrawal of stimulus in the face of recent emerging-market turmoil and some mixed economic data. Against this backdrop, the MSCI ACWI lost ground for the month of January 2014, yet bounced back in February as the aforementioned concerns eased somewhat.

For the full 12-month period, the MSCI ACWI returned 18.16%. In the U.S., the S&P 500 Index gained 25.37%, achieving multiple all-time closing highs along the way. The nascent European recovery helped power the FTSE Eurotop 100 Index to a 24.33% return. In response to Prime Minister Shinzo Abe’s stimulus efforts, Japan’s Nikkei-225 Stock Average advanced 16.06%. Elsewhere in the Asia-Pacific region, the MSCI Golden Dragon Index returned only 2.48% amid slowing growth in China. Emerging markets were among the period’s worst performers, with the MSCI Emerging Markets Index falling 6.01%.

The S&P North American Natural Resources Sector Index gained 12.27% for the 12-month period. Crude oil rose during the period, while gold declined. Gold faced pressure due to expectations of Fed tapering and the strengthening U.S. dollar.

Fund Performance

For the 12-month period ended February 28, 2014, Eaton Vance Global Natural Resources Fund (the Fund) had a total return of 9.14% for Class A shares at net asset value (NAV), underperforming the 12.27% return of the Fund’s primary benchmark, the S&P North American Natural Resources Sector Index (the Index).

The Fund’s exposure to the diversified metals & mining and fertilizers & agricultural chemicals subsectors detracted from the Fund’s performance relative to the Index. This was partially offset by the Fund’s exposure to the oil and gas exploration & production and forest products subsectors.

The Fund’s overweight in diversified metals & mining detracted from the Fund’s performance versus the Index, as the subsector came under pressure following the Fed’s initial comments about possible tapering. Specific securities that detracted included Teck Resources, Ltd. and Iluka Resources, Ltd. Iluka, a mineral sands explorer, announced weakened global demand for zircon. The company is one of the world’s major producers of the mineral.

The Fund’s overweight in fertilizers & agricultural chemicals also affected the Fund’s performance relative to the Index. Potash Corp. of Saskatchewan, Inc. detracted after the collapse of a Russian potash-producing cartel. This negative impact was partially offset by the Fund’s holding in Monsanto Co., a multinational chemical and agricultural biotechnology corporation.

The Fund’s underweight in the oil and gas equipment & services subsector further detracted from the Fund’s performance versus the Index. While shares of Schlumberger, Ltd. rallied, the Fund was underweight the stock relative to the Index. In addition, shares of Trican Well Service, Ltd. declined, as the company’s results for the third quarter of 2013 missed expectations.

The Fund continued to favor growth-oriented oil exploration & production companies over larger integrated oil companies. This preference contributed to the Fund’s performance relative to the Index, as the explorers generally outperformed the integrated companies. Within the oil and gas exploration & production subsector, securities that helped relative Fund performance included Cimarex Energy Co. and Surge Energy, Inc. Cimarex Energy Co. benefited from continued positive developments at its Permian Basin acreage amid strong fundamentals and rising crude oil production.

Within the forest products subsector, Canfor Corp. and West Fraser Timber Co., Ltd. contributed to the Fund’s performance versus the Index. The recovery in the U.S. housing market has continued to aid the lumber market. In addition, lumber producers have been increasing their sales to China, providing geographic diversification.

The Fund’s exposure to the integrated oil and gas subsector lifted the Fund’s performance versus the Index, led by an underweight position in Chevron Corp., the world’s second-largest energy company by market value, which announced meager crude oil and natural gas production growth for 2014.

The Fund’s underweight in the gold subsector also had a positive effect on the Fund’s performance versus the Index. Specifically, the Fund’s exposure to both Barrick Gold Corp. and Newmont Mining Corp. was lower than that of the Index. This proved beneficial, as the two large-cap gold miners were adversely impacted by a decline in gold prices.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Performance2,3

Portfolio Manager Robert Lyon, CFA, of AGF Investments America Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	04/30/2012	04/30/2012	9.14%	—	0.54%
Class A with 5.75% Maximum Sales Charge	—	—	2.89	—	–2.65
Class I at NAV	04/30/2012	04/30/2012	9.55	—	0.89
S&P North American Natural Resources Sector Index	—	—	12.27%	16.90%	8.97%
MSCI World Index	—	—	21.68	19.97	17.56

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				3.89%	3.64%
Net				1.40	1.15

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	04/30/2012	$254,079	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Fund Profile

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Crew Energy, Inc.	4.2%

EOG Resources, Inc.	4.0

Exxon Mobil Corp.	3.6

Suncor Energy, Inc.	3.4

Cimarex Energy Co.	3.1

BHP Billiton PLC	3.0

Superior Energy Services, Inc.	2.9

Canfor Corp.	2.8

Trinidad Drilling, Ltd.	2.8

Whiting Petroleum Corp.	2.7

Total	32.5%

Market Capitalization (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Nikkei-225 Stock Average is an unmanaged, price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. S&P North American Natural Resources Sector Index measures the performance of U.S. traded natural resource related stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/14. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,119.30	$7.36	**	1.40%
Class I	$1,000.00	$1,121.00	$6.05	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,019.10	$5.76	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

6

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Portfolio of Investments

Common Stocks — 94.5%

Security	Shares	Value

Energy — 67.7%

Energy Equipment & Services — 14.1%
Calfrac Well Services, Ltd.	1,900	$61,583
Cameron International Corp.(1)	1,900	121,714
Halliburton Co.	1,466	83,562
Noble Corp. PLC	1,700	52,785
Schlumberger, Ltd.	1,000	93,000
Superior Energy Services, Inc.	5,600	165,704
Trican Well Service, Ltd.	5,100	64,435
Trinidad Drilling, Ltd.	15,600	156,240

		$799,023

Oil, Gas & Consumable Fuels — 53.6%
Anadarko Petroleum Corp.	1,500	$126,240
ARC Resources, Ltd.	5,200	140,273
Cameco Corp.	5,800	140,430
Canadian Natural Resources, Ltd.	2,600	95,143
Chevron Corp.	500	57,665
Cimarex Energy Co.	1,500	173,565
Continental Resources, Inc.(1)	700	83,664
Crew Energy, Inc.(1)	33,278	239,525
Devon Energy Corp.	900	57,978
Encana Corp.	4,917	93,251
ENI SpA	4,700	112,831
EOG Resources, Inc.	1,200	227,304
Exxon Mobil Corp.	2,100	202,167
Imperial Oil, Ltd.	2,100	94,484
Kelt Exploration, Ltd.(1)	1,700	18,147
Noble Energy, Inc.	1,300	89,388
Oasis Petroleum, Inc.(1)	2,000	87,140
Occidental Petroleum Corp.	1,000	96,520
Painted Pony Petroleum, Ltd.(1)	11,012	84,930
Peabody Energy Corp.	1,500	26,340
Peyto Exploration & Development Corp.	1,800	58,683
Royal Dutch Shell PLC ADR, Class A	1,100	80,157
Storm Resources, Ltd.(1)	10,100	43,782
Suncor Energy, Inc.	5,800	191,343
Tourmaline Oil Corp.(1)	3,200	146,547
Tullow Oil PLC	2,000	26,759
Valero Energy Corp.	1,100	52,778
Whitecap Resources, Inc.	3,300	35,792
Whiting Petroleum Corp.(1)	2,200	151,162

		$3,033,988

		$3,833,011

Security	Shares	Value

Materials — 26.8%

Chemicals — 5.8%
Ecolab, Inc.	1,100	$118,525
LyondellBasell Industries NV, Class A	1,400	123,312
Monsanto Co.	800	88,016

		$329,853

Containers & Packaging — 1.8%
Rock-Tenn Co., Class A	900	$100,458

		$100,458

Metals & Mining — 14.8%
Agnico-Eagle Mines, Ltd.	1,300	$41,713
BHP Billiton PLC	5,300	170,802
Capstone Mining Corp.(1)	40,900	106,378
First Quantum Minerals, Ltd.	2,736	53,074
Freeport-McMoRan Copper & Gold, Inc.	3,800	123,956
Goldcorp, Inc.	1,300	34,951
Iluka Resources, Ltd.	3,100	26,035
Lundin Mining Corp.(1)	9,000	42,834
Molycorp, Inc.(1)	1,819	9,495
Randgold Resources, Ltd. ADR	500	39,520
Regis Resources, Ltd.	11,300	22,846
Rio Tinto PLC	1,000	57,341
Royal Gold, Inc.	900	61,839
Teck Resources, Ltd., Class B	2,000	44,486

		$835,270

Paper & Forest Products — 4.4%
Canfor Corp.(1)	6,000	$159,144
West Fraser Timber Co., Ltd.	1,800	91,097

		$250,241

		$1,515,822

Total Common Stocks (identified cost $4,890,403)		$5,348,833

7	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Portfolio of Investments — continued

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$159	$158,589

Total Short-Term Investments (identified cost $158,589)		$158,589

Total Investments — 97.3% (identified cost $5,048,992)		$5,507,422

Other Assets, Less Liabilities — 2.7%		$153,724

Net Assets — 100.0%		$5,661,146

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	47.3%	$2,680,081
Canada	39.5	2,238,265
United Kingdom	7.6	427,364
Italy	2.0	112,831
Australia	0.9	48,881

Total Investments	97.3%	$5,507,422

8	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Statement of Assets and Liabilities

Assets	February 28, 2014
Unaffiliated investments, at value (identified cost, $4,890,403)	$5,348,833
Affiliated investment, at value (identified cost, $158,589)	158,589
Foreign currency, at value (identified cost, $113,250)	112,752
Dividends receivable	6,662
Interest receivable from affiliated investment	30
Receivable for investments sold	76,990
Receivable for Fund shares sold	1,934
Tax reclaims receivable	300
Total assets	$5,706,090

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$3,541
Distribution and service fees	83
Other	1,388
Accrued expenses	39,932
Total liabilities	$44,944
Net Assets	$5,661,146

Sources of Net Assets
Paid-in capital	$5,573,570
Accumulated net realized loss	(361,999)
Accumulated net investment loss	(8,261)
Net unrealized appreciation	457,836
Total	$5,661,146

Class A Shares
Net Assets	$433,281
Shares Outstanding	43,137
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.04
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.65

Class I Shares
Net Assets	$5,227,865
Shares Outstanding	519,314
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.07

On sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Statement of Operations

Investment Income	Year Ended February 28, 2014
Dividends (net of foreign taxes, $7,467)	$85,749
Interest allocated from affiliated investment	467
Expenses allocated from affiliated investment	(56)
Total investment income	$86,160

Expenses
Investment adviser and administration fee	$43,341
Distribution and service fees
Class A	865
Trustees’ fees and expenses	708
Custodian fee	26,222
Transfer and dividend disbursing agent fees	733
Legal and accounting services	28,309
Printing and postage	9,065
Registration fees	28,659
Miscellaneous	10,700
Total expenses	$148,602
Deduct —
Allocation of expenses to affiliate	$89,114
Total expense reductions	$89,114

Net expenses	$59,488

Net investment income	$26,672

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(226,655)
Investment transactions allocated from affiliated investment	9
Foreign currency transactions	(11,805)
Net realized loss	$(238,451)
Change in unrealized appreciation (depreciation) —
Investments	$696,899
Foreign currency	(488)
Net change in unrealized appreciation (depreciation)	$696,411

Net realized and unrealized gain	$457,960

Net increase in net assets from operations	$484,632

10	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended February 28, 2014	Period Ended February 28, 2013(1)
From operations —
Net investment income	$26,672	$10,556
Net realized loss from investment and foreign currency transactions	(238,451)	(137,331)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	696,411	(238,575)
Net increase (decrease) in net assets from operations	$484,632	$(365,350)
Distributions to shareholders —
From net investment income
Class A	$(870)	$(52)
Class I	(20,066)	(24,661)
Total distributions to shareholders	$(20,936)	$(24,713)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$378,857	$92,816
Class I	181,188	5,035,869
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	848	17
Class I	755	159
Cost of shares redeemed
Class A	(56,817)	(7,924)
Class I	(38,255)	—
Net increase in net assets from Fund share transactions	$466,576	$5,120,937

Net increase in net assets	$930,272	$4,730,874

Net Assets
At beginning of period	$4,730,874	$—
At end of period	$5,661,146	$4,730,874

Accumulated net investment loss and accumulated distributions in excess of net investment income, respectively, included in net assets
At end of period	$(8,261)	$(2,151)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Financial Highlights

	Class A
	Year Ended February 28, 2014	Period Ended February 28, 2013(1)
Net asset value — Beginning of period	$9.220	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.018	$(0.001)
Net realized and unrealized gain (loss)	0.824	(0.744)

Total income (loss) from operations	$0.842	$(0.745)

Less Distributions
From net investment income	$(0.022)	$(0.035)

Total distributions	$(0.022)	$(0.035)

Net asset value — End of period	$10.040	$9.220

Total Return(3)	9.14%	(7.46	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$433	$81
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.40%	1.40	%(6)
Net investment income (loss)	0.19%	(0.02	)%(6)
Portfolio Turnover	62%	31	%(4)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.75% and 2.49% of average daily net assets for the year ended February 28, 2014 and the period from the start of business, April 30, 2012, to February 28, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Financial Highlights — continued

	Class I
	Year Ended February 28, 2014	Period Ended February 28, 2013(1)
Net asset value — Beginning of period	$9.230	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.051	$0.021
Net realized and unrealized gain (loss)	0.828	(0.742)

Total income (loss) from operations	$0.879	$(0.721)

Less Distributions
From net investment income	$(0.039)	$(0.049)

Total distributions	$(0.039)	$(0.049)

Net asset value — End of period	$10.070	$9.230

Total Return(3)	9.55%	(7.23	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,228	$4,650
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15%	1.15	%(6)
Net investment income	0.55%	0.27	%(6)
Portfolio Turnover	62%	31	%(4)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.75% and 2.49% of average daily net assets for the year ended February 28, 2014 and the period from the start of business, April 30, 2012, to February 28, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Global Natural Resources Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on April 30, 2012. The Fund’s investment objective is to seek long-term capital growth. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

14

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Notes to Financial Statements — continued

At February 28, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $362,308 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at February 28, 2014, $209,167 are short-term and $153,141 are long-term.

Additionally, at February 28, 2014, the Fund had a late year ordinary loss of $8,320, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended February 28, 2014 and the period ended February 28, 2013 was as follows:

	Year Ended February 28, 2014	Period Ended February 28, 2013(1)

Distributions declared from:
Ordinary income	$20,936	$24,713

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

15

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Notes to Financial Statements — continued

During the year ended February 28, 2014, accumulated net realized loss was decreased by $11,970, accumulated net investment income was decreased by $11,846, and paid-in capital was decreased by $124 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Deferred capital losses	$(362,308)
Late year ordinary losses	$(8,320)
Net unrealized appreciation	$458,204

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to foreign currency transactions and investments in partnerships.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 28, 2014, the investment adviser and administration fee amounted to $43,341 or 0.85% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to AGF Investments America Inc. (AGFA), a wholly-owned subsidiary of AGF Management Limited. EVM pays AGFA a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through June 30, 2014. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $89,114 of the Fund’s operating expenses for the year ended February 28, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2014, EVM earned $106 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $117 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2014 amounted to $865 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

16

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,179,097 and $2,854,895, respectively, for the year ended February 28, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended February 28, 2014	Period Ended February 28, 2013(1)

Sales	40,383	9,542
Issued to shareholders electing to receive payments of distributions in Fund shares	90	2
Redemptions	(6,076)	(804)

Net increase	34,397	8,740

Class I	Year Ended February 28, 2014	Period Ended February 28, 2013(1)

Sales	19,537	503,884
Issued to shareholders electing to receive payments of distributions in Fund shares	80	17
Redemptions	(4,204)	—

Net increase	15,413	503,901

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

At February 28, 2014, an affiliate of EVM owned 89% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,048,683

Gross unrealized appreciation	$680,448
Gross unrealized depreciation	(221,709)

Net unrealized appreciation	$458,739

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2014.

17

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Notes to Financial Statements — continued

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Concentration of Risk

Because the Fund concentrates its investments in the natural resources sector, the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a less concentrated fund. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resources companies in complying with environmental and safety regulation, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Energy	$3,693,421	$139,590		$—	$3,833,011
Materials	1,238,798	277,024		—	1,515,822

Total Common Stocks	$4,932,219	$416,614	*	$—	$5,348,833

Short-Term Investments	$—	$158,589		$—	$158,589

Total Investments	$4,932,219	$575,203		$—	$5,507,422

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

18

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Global Natural Resources Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Global Natural Resources Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, April 30, 2012, to February 28, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Global Natural Resources Fund as of February 28, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from the start of business, April 30, 2012, to February 28, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 14, 2014

19

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended February 28, 2014, the Fund designates approximately $90,516, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2014 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended February 28, 2014, the Fund paid foreign taxes of $7,467 and recognized foreign source income of $63,140.

20

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 183 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 183 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Trustee	2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

21

Eaton Vance

Global Natural Resources Fund

February 28, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Mosley) also served as Board members of one or more of the following funds (which operated in the years noted): eUNITsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial appointment.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

AGF Investments America Inc.

53 State Street

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

6184 2.28.14

Eaton Vance

Focused Growth Opportunities Fund

Annual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2014

Eaton Vance

Focused Growth Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Management and Organization	23

Important Notices	26

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period started on March 1, 2013, U.S. stocks were in the midst of a rally that would continue well into May. The rally was driven largely by strengthening U.S. economic data, as employment slowly improved and the housing market appeared to have finally turned the corner after its 2008 collapse.

In late May 2013, however, then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could begin to taper off sooner than most investors had expected. The negative effect on the markets was swift and dramatic. Bond investors rushed to sell assets in anticipation of rising interest rates. The prospect of reduced Fed stimulus weighed on equities as well.

By late June 2013, however, U.S. stocks generally resumed their upward trajectory. Factors contributing to the rally included some backtracking by the Fed on its earlier statements regarding QE, ongoing improvements in housing and other U.S. economic data, and news from Europe that the eurozone had officially come out of recession.

After faltering again in August 2013 amid geopolitical tensions in the Middle East, U.S. equities once more trended upward. In mid-September, the Fed again surprised investors by announcing that it was postponing any tapering of QE for the time being. Stocks initially surged in response, only to drift downward in late September and early October amid investor uncertainty over the Fed’s intentions and a Congressional impasse that led to a partial U.S. government shutdown on October 1, 2013.

In mid-October, U.S. stocks reversed direction again and began a rally that more or less lasted through the rest of 2013. Drivers of this latest rally included moderate growth in corporate earnings and a widespread belief that new Fed chair Janet Yellen would take a measured approach to winding down QE in 2014. Even the Fed’s mid-December announcement that tapering of QE would begin in January 2014 did not derail the rally, as investors appeared relieved that the tapering would be gradual and that the Fed still intended to keep short-term interest rates near zero for an extended period.

However, when the Fed announced further tapering toward the end of January 2014, the U.S. market did not react as favorably as it had the previous month. Although the Fed’s latest move was widely expected, many investors worried about continued withdrawal of stimulus in the face of some mixed economic data and recent emerging-market turmoil. Against this backdrop, the S&P 500 Index2 lost ground for the month of January, yet bounced back strongly in February as the latter concerns eased somewhat.

For the full 12-month period ended February 28, 2014, the S&P 500 Index and the blue-chip Dow Jones Industrial Average returned 25.37% and 19.01%, respectively.

Fund Performance

For the 12-month period ended February 28, 2014, Eaton Vance Focused Growth Opportunities Fund (the Fund) had a total return of 32.49% for Class A shares at net asset value (NAV), outperforming the 29.14% return of the Fund’s benchmark, the Russell 1000 Growth Index (the Index).

The Fund’s outperformance versus the Index was driven largely by stock selection and, to a lesser extent, by sector allocation. On a sector basis, key contributors to the Fund’s outperformance versus the Index included stock selection in the consumer discretionary sector, stock selection and a relative underweight in the consumer staples sector, and stock selection and a relative overweight in the energy sector.

Within consumer staples, the Fund’s avoidance of the underperforming beverages and tobacco industries aided the Fund’s performance relative to the Index. In particular, the Fund did not own large Index components Coca-Cola and PepsiCo, both of which struggled as carbonated soft drink sales continued to decline. Similarly, the Fund avoided Index holding Philip Morris International, which underperformed due to falling cigarette volumes and currency swings that hurt profits. Elsewhere in consumer staples, the Fund’s performance versus the Index was helped by the Fund’s overweight in Green Mountain Coffee Roasters, Inc., maker of the Keurig single-serve coffee system.

In the consumer discretionary sector, the Fund’s overweight in Polaris Industries, Inc. — a manufacturer of all-terrain vehicles, snowmobiles and motorcycles — boosted the Fund’s performance versus the Index. The Fund’s overweights in two leading online retailers, priceline.com, Inc. and Amazon.com, Inc., also proved beneficial to performance versus the Index. Both companies’ stocks continued during the period to benefit from the long-term secular shift from brick-and-mortar stores to online shopping. The Fund’s longtime holding in Starbucks Corp. also contributed to the Fund’s performance versus the Index.

In the energy sector, key contributors to the Fund’s performance versus the Index included overweights in oil field services provider Halliburton, Co., which benefited from the North American shale boom, and exploration & production firm EOG Resources, Inc., which posted strong growth during the period.

By contrast, information technology was the one sector in which the Fund’s holdings detracted from the Fund’s performance relative to the Index, due largely to stock selection. The Fund’s overweight in Teradata Corp. had a negative impact, as capital spending by the company’s customers fell short of expectations. Cognizant Technology Solutions Corp. declined in price and was sold from the Fund’s portfolio. The Fund’s overweight in Broadcom Corp. also hurt the Fund’s performance versus the Index, as the stock fell due to concerns about competition. By period-end, the Fund had sold out of both Teradata Corp. and Broadcom Corp. In a generally rising market environment during the period, the Fund’s modest cash position also held back the Fund’s performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	32.49%	—	13.08%
Class A with 5.75% Maximum Sales Charge	—	—	24.92	—	10.86
Class C at NAV	03/07/2011	03/07/2011	31.45	—	12.22
Class C with 1% Maximum Sales Charge	—	—	30.45	—	12.22
Class I at NAV	03/07/2011	03/07/2011	32.77	—	13.38
Russell 1000 Growth Index	—	—	29.14%	24.01%	15.61%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			2.40%	3.15%	2.15%
Net			1.25	2.00	1.00

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$14,104	N.A.
Class I	$250,000	03/07/2011	$363,583	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.6%
Google, Inc., Class A	4.5
Gilead Sciences, Inc.	4.2
Citigroup, Inc.	3.6
priceline.com, Inc.	3.4
Biogen Idec, Inc.	3.4
Amgen, Inc.	3.3
Brunswick Corp.	3.1
Facebook, Inc., Class A	3.1
VMware, Inc., Class A	3.1
Total	36.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/14. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,193.40	$6.80	**	1.25%
Class C	$1,000.00	$1,189.20	$10.86	**	2.00%
Class I	$1,000.00	$1,194.40	$5.44	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

6

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Portfolio of Investments

Common Stocks — 97.4%

Security	Shares	Value

Airlines — 2.8%
United Continental Holdings, Inc.(1)	13,568	$610,017

		$610,017

Auto Components — 1.7%
Dana Holding Corp.	17,023	$369,059

		$369,059

Automobiles — 1.9%
Volkswagen AG, PFC Shares	1,625	$422,404

		$422,404

Biotechnology — 10.9%
Amgen, Inc.	5,924	$734,694
Biogen Idec, Inc.(1)	2,182	743,364
Gilead Sciences, Inc.(1)	11,210	928,076

		$2,406,134

Building Products — 2.4%
Armstrong World Industries, Inc.(1)	9,877	$542,149

		$542,149

Chemicals — 2.9%
Ecolab, Inc.	3,441	$370,768
Monsanto Co.	2,529	278,240

		$649,008

Commercial Banks — 2.0%
Regions Financial Corp.	41,683	$443,507

		$443,507

Communications Equipment — 5.3%
F5 Networks, Inc.(1)	5,564	$625,060
QUALCOMM, Inc.	7,223	543,819

		$1,168,879

Computers & Peripherals — 7.0%
Apple, Inc.	1,940	$1,020,905
EMC Corp.	20,491	540,348

		$1,561,253

Security	Shares	Value

Diversified Financial Services — 3.6%
Citigroup, Inc.	16,390	$797,046

		$797,046

Energy Equipment & Services — 1.7%
FMC Technologies, Inc.(1)	7,609	$382,276

		$382,276

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	4,775	$557,720

		$557,720

Food Products — 2.8%
Mondelez International, Inc., Class A	17,929	$610,124

		$610,124

Health Care Equipment & Supplies — 2.7%
Medtronic, Inc.	10,079	$597,282

		$597,282

Internet & Catalog Retail — 7.7%
Amazon.com, Inc.(1)	1,652	$598,189
Groupon, Inc.(1)	42,547	353,566
priceline.com, Inc.(1)	562	758,048

		$1,709,803

Internet Software & Services — 7.6%
Facebook, Inc., Class A(1)	10,016	$685,695
Google, Inc., Class A(1)	813	988,324

		$1,674,019

Leisure Equipment & Products — 3.1%
Brunswick Corp.	15,516	$694,962

		$694,962

Machinery — 7.6%
Caterpillar, Inc.	5,236	$507,735
Donaldson Co., Inc.	15,835	678,371
Wabtec Corp.	6,184	490,824

		$1,676,930

Media — 2.0%
Walt Disney Co. (The)	5,534	$447,203

		$447,203

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Portfolio of Investments — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.8%
EOG Resources, Inc.	1,856	$351,564
Occidental Petroleum Corp.	2,772	267,553

		$619,117

Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	6,464	$444,982

		$444,982

Pharmaceuticals — 4.2%
Allergan, Inc.	3,735	$474,345
Roche Holding AG ADR	11,748	450,888

		$925,233

Semiconductors & Semiconductor Equipment — 4.6%
Avago Technologies, Ltd.	11,061	$682,464
Teradyne, Inc.(1)	17,070	346,179

		$1,028,643

Software — 3.1%
VMware, Inc., Class A(1)	7,120	$683,876

		$683,876

Specialty Retail — 2.5%
Staples, Inc.	40,054	$544,333

		$544,333

Total Common Stocks (identified cost $16,761,883)		$21,565,959

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$608	$607,981

Total Short-Term Investments (identified cost $607,981)		$607,981

Total Investments — 100.1% (identified cost $17,369,864)		$22,173,940

Other Assets, Less Liabilities — (0.1)%		$(27,670)

Net Assets — 100.0%		$22,146,270

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014.

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Statement of Assets and Liabilities

Assets	February 28, 2014
Unaffiliated investments, at value (identified cost, $16,761,883)	$21,565,959
Affiliated investment, at value (identified cost, $607,981)	607,981
Dividends receivable	8,862
Interest receivable from affiliated investment	64
Receivable for Fund shares sold	18,044
Receivable from affiliate	3,828
Total assets	$22,204,738

Liabilities
Payable for Fund shares redeemed	$4,185
Payable to affiliates:
Investment adviser and administration fee	12,449
Distribution and service fees	409
Accrued expenses	41,425
Total liabilities	$58,468
Net Assets	$22,146,270

Sources of Net Assets
Paid-in capital	$17,078,723
Accumulated net realized gain	272,329
Accumulated distributions in excess of net investment income	(8,858)
Net unrealized appreciation	4,804,076
Total	$22,146,270

Class A Shares
Net Assets	$1,239,520
Shares Outstanding	87,898
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.10
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.96

Class C Shares
Net Assets	$303,644
Shares Outstanding	21,945
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.84

Class I Shares
Net Assets	$20,603,106
Shares Outstanding	1,454,805
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.16

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Statement of Operations

Investment Income	Year Ended February 28, 2014
Dividends (net of foreign taxes, $1,708)	$198,420
Interest allocated from affiliated investment	851
Expenses allocated from affiliated investment	(100)
Total investment income	$199,171

Expenses
Investment adviser and administration fee	$129,681
Distribution and service fees
Class A	2,327
Class C	1,504
Trustees’ fees and expenses	1,238
Custodian fee	30,005
Transfer and dividend disbursing agent fees	3,625
Legal and accounting services	29,211
Printing and postage	11,278
Registration fees	37,618
Miscellaneous	11,738
Total expenses	$258,225
Deduct —
Allocation of expenses to affiliate	$81,638
Reduction of custodian fee	2
Total expense reductions	$81,640

Net expenses	$176,585

Net investment income	$22,586

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,054,346
Investment transactions allocated from affiliated investment	11
Foreign currency transactions	(211)
Net realized gain	$1,054,146
Change in unrealized appreciation (depreciation) —
Investments	$3,850,392
Net change in unrealized appreciation (depreciation)	$3,850,392

Net realized and unrealized gain	$4,904,538

Net increase in net assets from operations	$4,927,124

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Statements of Changes in Net Assets

	Year Ended February 28,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$22,586	$9,925
Net realized gain from investment and foreign currency transactions	1,054,146	2,803,875
Net change in unrealized appreciation (depreciation) from investments	3,850,392	(2,015,759)
Net increase in net assets from operations	$4,927,124	$798,041
Distributions to shareholders —
From net investment income
Class A	$—	$(65)
Class I	(31,135)	(11,182)
From net realized gain
Class A	(25,191)	—
Class C	(3,604)	—
Class I	(438,192)	—
Tax return of capital
Class A	—	(8)
Class I	—	(1,366)
Total distributions to shareholders	$(498,122)	$(12,621)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$477,370	$562,519
Class C	232,167	44,500
Class I	5,183,206	6,706,795
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	24,887	70
Class C	3,358	—
Class I	49,471	1,808
Cost of shares redeemed
Class A	(101,949)	(100,058)
Class C	(41,861)	(3,835)
Class I	(1,757,725)	(20,204,253)
Net increase (decrease) in net assets from Fund share transactions	$4,068,924	$(12,992,454)

Net increase (decrease) in net assets	$8,497,926	$(12,207,034)

Net Assets
At beginning of year	$13,648,344	$25,855,378
At end of year	$22,146,270	$13,648,344

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(8,858)	$(18)

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Financial Highlights

	Class A
	Year Ended February 28,			Period Ended February 29, 2012(1)
	2014	2013
Net asset value — Beginning of period	$10.890	$9.900		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.014)	$0.008		$(0.019)
Net realized and unrealized gain (loss)	3.529	0.985		(0.081)

Total income (loss) from operations	$3.515	$0.993		$(0.100)

Less Distributions
From net investment income	$—	$(0.003)		$—
From net realized gain	(0.305)	—		—
Tax return of capital	—	(0.000	)(3)	—

Total distributions	$(0.305)	$(0.003)		$—

Net asset value — End of period	$14.100	$10.890		$9.900

Total Return(4)	32.49%	10.03%		(1.00	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,240	$602		$115
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.25%	1.25%		1.25	%(7)
Net investment income (loss)	(0.11)%	0.08%		(0.21	)%(7)
Portfolio Turnover	66%	141%		118	%(5)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.47%, 1.15% and 0.47% of average daily net assets for the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Financial Highlights — continued

	Class C
	Year Ended February 28,		Period Ended February 29, 2012(1)
	2014	2013
Net asset value — Beginning of period	$10.730	$9.820	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.111)	$(0.074)	$(0.092)
Net realized and unrealized gain (loss)	3.467	0.984	(0.088)

Total income (loss) from operations	$3.356	$0.910	$(0.180)

Less Distributions
From net realized gain	$(0.246)	$—	$—

Total distributions	$(0.246)	$—	$—

Net asset value — End of period	$13.840	$10.730	$9.820

Total Return(3)	31.45%	9.27%	(1.80	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$304	$72	$26
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.00%	2.00%	2.00	%(6)
Net investment loss	(0.89)%	(0.73)%	(1.02	)%(6)
Portfolio Turnover	66%	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.47%, 1.15% and 0.47% of average daily net assets for the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Financial Highlights — continued

	Class I
	Year Ended February 28,		Period Ended February 29, 2012(1)
	2014	2013
Net asset value — Beginning of period	$10.930	$9.920	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.019	$0.012	$0.002
Net realized and unrealized gain (loss)	3.538	1.019	(0.081)

Total income (loss) from operations	$3.557	$1.031	$(0.079)

Less Distributions
From net investment income	$(0.022)	$(0.019)	$(0.001)
From net realized gain	(0.305)	—	—
Tax return of capital	—	(0.002)	—

Total distributions	$(0.327)	$(0.021)	$(0.001)

Net asset value — End of period	$14.160	$10.930	$9.920

Total Return(3)	32.77%	10.40%	(0.78	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,603	$12,975	$25,715
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.00%	1.00%	1.00	%(6)
Net investment income	0.15%	0.12%	0.02	%(6)
Portfolio Turnover	66%	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.47%, 1.15% and 0.47% of average daily net assets for the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Notes to Financial Statements — continued

At February 28, 2014, the Fund had a net capital loss of $5,893 attributable to security transactions incurred after October 31, 2013 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending February 28, 2015.

Additionally, at February 28, 2014, the Fund had a late year ordinary loss of $8,858, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2014 and February 28, 2013 was as follows:

	Year Ended February 28,
	2014	2013

Distributions declared from:
Ordinary income	$190,922	$11,247
Long-term capital gains	$307,200	$—
Tax return of capital	$—	$1,374

16

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Notes to Financial Statements — continued

During the year ended February 28, 2014, accumulated net realized gain was increased by $291 and accumulated distributions in excess of net investment income was increased by $291 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed long-term capital gains	$281,967
Post October capital losses	$(5,893)
Late year ordinary losses	$(8,858)
Net unrealized appreciation	$4,800,331

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 28, 2014, the investment adviser and administration fee amounted to $129,681 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2014. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $81,638 of the Fund’s operating expenses for the year ended February 28, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2014, EVM earned $380 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $536 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2014 amounted to $2,327 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2014, the Fund paid or accrued to EVD $1,134 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2014 amounted to $370 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

17

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2014, the Fund was informed that EVD received approximately $40 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $14,606,150 and $10,934,742, respectively, for the year ended February 28, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended February 28,
Class A	2014	2013

Sales	39,125	53,500
Issued to shareholders electing to receive payments of distributions in Fund shares	1,900	7
Redemptions	(8,354)	(9,873)

Net increase	32,671	43,634

	Year Ended February 28,
Class C	2014	2013

Sales	18,562	4,464
Issued to shareholders electing to receive payments of distributions in Fund shares	261	—
Redemptions	(3,589)	(397)

Net increase	15,234	4,067

	Year Ended February 28,
Class I	2014	2013

Sales	397,524	608,470
Issued to shareholders electing to receive payments of distributions in Fund shares	3,762	174
Redemptions	(133,531)	(2,013,778)

Net increase (decrease)	267,755	(1,405,134)

At February 28, 2014, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM, an Eaton Vance Collective Investment Trust and an affiliate of EVM owned in the aggregate approximately 83% of the value of the outstanding shares of the Fund.

18

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,373,609

Gross unrealized appreciation	$4,946,059
Gross unrealized depreciation	(145,728)

Net unrealized appreciation	$4,800,331

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Notes to Financial Statements — continued

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$3,765,360	$422,404		$—	$4,187,764
Consumer Staples	1,612,826	—		—	1,612,826
Energy	1,001,393	—		—	1,001,393
Financials	1,240,553	—		—	1,240,553
Health Care	3,928,649	—		—	3,928,649
Industrials	2,829,096	—		—	2,829,096
Information Technology	6,116,670	—		—	6,116,670
Materials	649,008	—		—	649,008

Total Common Stocks	$21,143,555	$422,404	*	$—	$21,565,959

Short-Term Investments	$—	$607,981		$—	$607,981

Total Investments	$21,143,555	$1,030,385		$—	$22,173,940

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

20

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, March 7, 2011, to February 29, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Growth Opportunities Fund as of February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, March 7, 2011, to February 29, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 11, 2014

21

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2014, the Fund designates approximately $194,733, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2014 ordinary income dividends, 96.77% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2014, $589,167 or, if subsequently determined to be different, the net capital gain of such year.

22

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 183 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 183 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Trustee	2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

23

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

24

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Mosley) also served as Board members of one or more of the following funds (which operated in the years noted): eUNITsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial appointment.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300 2.28.14

Eaton Vance

Focused Value Opportunities Fund

Annual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2014

Eaton Vance

Focused Value Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Management and Organization	23

Important Notices	26

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period started on March 1, 2013, U.S. stocks were in the midst of a rally that would continue well into May. The rally was driven largely by strengthening U.S. economic data, as employment slowly improved and the housing market appeared to have finally turned the corner after its 2008 collapse.

In late May 2013, however, then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could begin to taper off sooner than most investors had expected. The negative effect on the markets was swift and dramatic. Bond investors rushed to sell assets in anticipation of rising interest rates. The prospect of reduced Fed stimulus weighed on equities as well.

By late June 2013, however, U.S. stocks generally resumed their upward trajectory. Factors contributing to the rally included some backtracking by the Fed on its earlier statements regarding QE, ongoing improvements in housing and other U.S. economic data, and news from Europe that the eurozone had officially come out of recession.

After faltering again in August 2013 amid geopolitical tensions in the Middle East, U.S. equities once more trended upward. In mid-September, the Fed again surprised investors by announcing that it was postponing any tapering of QE for the time being. Stocks initially surged in response, only to drift downward in late September and early October amid investor uncertainty over the Fed’s intentions and a Congressional impasse that led to a partial U.S. government shutdown on October 1, 2013.

In mid-October, U.S. stocks reversed direction again and began a rally that more or less lasted through the rest of 2013. Drivers of this latest rally included moderate growth in corporate earnings and a widespread belief that new Fed chair Janet Yellen would take a measured approach to winding down QE in 2014. Even the Fed’s mid-December announcement that tapering of QE would begin in January 2014 did not derail the rally, as investors appeared relieved that the tapering would be gradual and that the Fed still intended to keep short-term interest rates near zero for an extended period.

However, when the Fed announced further tapering toward the end of January 2014, the U.S. market did not react as favorably as it had the previous month. Although the Fed’s latest move was widely expected, many investors worried about continued withdrawal of stimulus in the face of some mixed economic data and recent emerging-market turmoil. Against this backdrop, the S&P 500 Index2 lost ground for the month of January, yet bounced back strongly in February as the latter concerns eased somewhat.

For the full 12-month period ended February 28, 2014, the S&P 500 Index and the blue-chip Dow Jones Industrial Average returned 25.37% and 19.01%, respectively.

Fund Performance

For the 12-month period ended February 28, 2014, Eaton Vance Focused Value Opportunities Fund (the Fund) had a total return of 26.59% for Class A shares at net asset value (NAV), outperforming the 23.44% return of the Fund’s benchmark, the Russell 1000 Value Index (the Index).

The Fund’s outperformance versus the Index was driven primarily by stock selection. On a sector basis, key contributors to the Fund’s outperformance versus the Index included stock selection in the industrials, financials and materials sectors.

Within industrials, the strongest contributions to the Fund’s performance versus the Index came from the Fund’s aerospace & defense and airlines holdings. The Fund’s overweight position in Boeing Co. proved beneficial as strong sales of new aircraft models improved the company’s cash flow and earnings. United Continental Holdings, Inc., a Fund position not held by the Index, rose in value as this merger of two unprofitable airlines became profitable.

In the financials sector, stock selection in capital markets aided Fund performance versus the Index. The Fund’s out-of-Index position in Blackstone Group LP rose in price as the global investment and advisory firm expanded its business. Ameriprise Financial, Inc., known largely for low-margin insurance products, increased in value as the firm grew its high-margin wealth management business; the stock was sold when management deemed it had become fully valued. The Fund’s overweight in Capital One Financial Corp. also contributed to the Fund’s performance relative to the Index as the firm’s profit margin benefited from an emphasis on higher-margin products such as credit cards and car loans. The Fund’s relative performance versus the Index was further helped by avoiding the weak-performing real estate investment trust industry.

In the materials sector, the major contributor to the Fund’s performance relative to the Index was the Fund’s overweight in chemical firm LyondellBasell Industries NV. The firm’s profitability and cash flow were significantly boosted by falling prices for North American natural gas, which is a key raw ingredient for many LyondellBasell Industries NV products and accounts for a sizable portion of the company’s production costs.

By contrast, stock selection in the information technology (IT) and telecommunication services sectors detracted from the Fund’s performance relative to the Index during the period. Within IT, the Fund’s relative performance versus the Index was hurt by stock selection in software, where the Fund’s out-of-Index position in Oracle Corp. declined on the company’s disappointing sales. NCR Corp., another out-of-Index holding in IT, also detracted from the Fund’s performance versus the Index as sales of its ATM machines to banks fell short of expectations. In the telecommunication services sector, the Fund’s overweight in AT&T, Inc. detracted from the Fund’s performance relative to the Index after the stock declined due to competitive pressure on mobile plan pricing during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Performance2,3

Portfolio Managers John D. Crowley, Michael R. Mach, CFA, Matthew F. Beaudry, CMFC, CIMA and Stephen J. Kaszynski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	26.59%	—	13.36%
Class A with 5.75% Maximum Sales Charge	—	—	19.35	—	11.14
Class C at NAV	03/07/2011	03/07/2011	25.49	—	12.47
Class C with 1% Maximum Sales Charge	—	—	24.49	—	12.47
Class I at NAV	03/07/2011	03/07/2011	26.85	—	13.61
Russell 1000 Value Index	—	—	23.44%	23.17%	14.65%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			2.31%	3.06%	2.06%
Net			1.25	2.00	1.00

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$14,199	N.A.
Class I	$250,000	03/07/2011	$365,862	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Boeing Co. (The)	4.6%

Exxon Mobil Corp.	4.6

Wells Fargo & Co.	4.4

JPMorgan Chase & Co.	4.3

Citigroup, Inc.	4.1

Sempra Energy	4.0

Morgan Stanley	3.7

MetLife, Inc.	3.7

ACE, Ltd.	3.6

Thermo Fisher Scientific, Inc.	3.5

Total	40.5%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/14. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,155.20	$6.68	**	1.25%
Class C	$1,000.00	$1,150.80	$10.67	**	2.00%
Class I	$1,000.00	$1,156.40	$5.35	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

6

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Portfolio of Investments

Common Stocks — 96.9%

Security	Shares	Value

Aerospace & Defense — 4.6%
Boeing Co. (The)	7,892	$1,017,437

		$1,017,437

Airlines — 3.5%
United Continental Holdings, Inc.(1)	17,124	$769,895

		$769,895

Capital Markets — 7.1%
Blackstone Group LP (The)	22,839	$761,681
Morgan Stanley	26,122	804,557

		$1,566,238

Chemicals — 3.5%
LyondellBasell Industries NV, Class A	8,661	$762,861

		$762,861

Commercial Banks — 4.4%
Wells Fargo & Co.	20,743	$962,890

		$962,890

Communications Equipment — 2.1%
QUALCOMM, Inc.	6,239	$469,734

		$469,734

Computers & Peripherals — 2.9%
Apple, Inc.	1,225	$644,644

		$644,644

Diversified Financial Services — 8.4%
Citigroup, Inc.	18,522	$900,725
JPMorgan Chase & Co.	16,563	941,110

		$1,841,835

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	15,021	$479,621

		$479,621

Electronic Equipment, Instruments & Components — 2.7%
Corning, Inc.	30,432	$586,425

		$586,425

Security	Shares	Value

Food & Staples Retailing — 3.1%
CVS Caremark Corp.	9,465	$692,270

		$692,270

Food Products — 3.1%
Nestle SA ADR	9,095	$686,127

		$686,127

Health Care Equipment & Supplies — 3.4%
Covidien PLC	10,274	$739,214

		$739,214

Insurance — 7.3%
ACE, Ltd.	8,120	$794,704
MetLife, Inc.	15,746	797,850

		$1,592,554

Life Sciences Tools & Services — 3.5%
Thermo Fisher Scientific, Inc.	6,211	$773,518

		$773,518

Media — 2.8%
Time Warner, Inc.	9,089	$610,145

		$610,145

Multi-Utilities — 4.0%
Sempra Energy	9,390	$887,073

		$887,073

Multiline Retail — 5.6%
Dollar General Corp.(1)	9,059	$542,634
Macy’s, Inc.	11,848	685,525

		$1,228,159

Oil, Gas & Consumable Fuels — 14.0%
Chevron Corp.	5,775	$666,031
Exxon Mobil Corp.	10,544	1,015,071
Marathon Oil Corp.	11,709	392,251
Occidental Petroleum Corp.	5,987	577,865
Phillips 66	5,621	420,788

		$3,072,006

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals — 6.4%
Pfizer, Inc.	23,023	$739,268
Roche Holding AG PC	2,132	656,443

		$1,395,711

Road & Rail — 2.3%
Union Pacific Corp.	2,750	$496,045

		$496,045

Total Common Stocks (identified cost $16,925,177)		$21,274,402

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$88	$88,270

Total Short-Term Investments (identified cost $88,270)		$88,270

Total Investments — 97.3% (identified cost $17,013,447)		$21,362,672

Other Assets, Less Liabilities — 2.7%		$592,177

Net Assets — 100.0%		$21,954,849

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014.

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Statement of Assets and Liabilities

Assets	February 28, 2014
Unaffiliated investments, at value (identified cost, $16,925,177)	$21,274,402
Affiliated investment, at value (identified cost, $88,270)	88,270
Dividends receivable	54,091
Interest receivable from affiliated investment	9
Receivable for investments sold	533,992
Receivable for Fund shares sold	91,873
Tax reclaims receivable	2,076
Receivable from affiliate	6,361
Total assets	$22,051,074

Liabilities
Payable for investments purchased	$36,864
Payable for Fund shares redeemed	4,595
Payable to affiliates:
Investment adviser and administration fee	12,220
Distribution and service fees	554
Accrued expenses	41,992
Total liabilities	$96,225
Net Assets	$21,954,849

Sources of Net Assets
Paid-in capital	$17,401,735
Accumulated net realized gain	157,077
Accumulated undistributed net investment income	46,623
Net unrealized appreciation	4,349,414
Total	$21,954,849

Class A Shares
Net Assets	$1,827,463
Shares Outstanding	132,236
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.82
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.66

Class C Shares
Net Assets	$371,762
Shares Outstanding	27,090
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.72

Class I Shares
Net Assets	$19,755,624
Shares Outstanding	1,428,320
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.83

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Statement of Operations

Investment Income	Year Ended February 28, 2014
Dividends (net of foreign taxes, $4,291)	$386,987
Interest allocated from affiliated investment	420
Expenses allocated from affiliated investment	(54)
Total investment income	$387,353

Expenses
Investment adviser and administration fee	$134,119
Distribution and service fees
Class A	4,436
Class C	1,580
Trustees’ fees and expenses	1,269
Custodian fee	29,599
Transfer and dividend disbursing agent fees	2,851
Legal and accounting services	29,566
Printing and postage	11,005
Registration fees	39,170
Miscellaneous	11,686
Total expenses	$265,281
Deduct —
Allocation of expenses to affiliate	$80,541
Total expense reductions	$80,541

Net expenses	$184,740

Net investment income	$202,613

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$724,190
Investment transactions allocated from affiliated investment	6
Foreign currency transactions	(631)
Net realized gain	$723,565
Change in unrealized appreciation (depreciation) —
Investments	$3,216,917
Foreign currency	533
Net change in unrealized appreciation (depreciation)	$3,217,450

Net realized and unrealized gain	$3,941,015

Net increase in net assets from operations	$4,143,628

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Statements of Changes in Net Assets

	Year Ended February 28,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$202,613	$137,934
Net realized gain from investment and foreign currency transactions	723,565	2,180,254
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,217,450	(1,223,337)
Net increase in net assets from operations	$4,143,628	$1,094,851
Distributions to shareholders —
From net investment income
Class A	$(11,015)	$(10,650)
Class C	(511)	(229)
Class I	(152,674)	(98,528)
From net realized gain
Class A	(34,758)	—
Class C	(3,972)	—
Class I	(374,578)	—
Total distributions to shareholders	$(577,508)	$(109,407)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$787,755	$611,038
Class C	304,523	11,045
Class I	5,249,025	6,533,095
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	45,421	10,508
Class C	4,149	143
Class I	40,381	14,007
Cost of shares redeemed
Class A	(651,129)	(117,899)
Class C	(478)	(36)
Class I	(1,717,106)	(20,251,433)
Net increase (decrease) in net assets from Fund share transactions	$4,062,541	$(13,189,532)

Net increase (decrease) in net assets	$7,628,661	$(12,204,088)

Net Assets
At beginning of year	$14,326,188	$26,530,276
At end of year	$21,954,849	$14,326,188

Accumulated undistributed net investment income included in net assets
At end of year	$46,623	$27,047

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Financial Highlights

	Class A
	Year Ended February 28,		Period Ended February 29, 2012(1)
	2014	2013
Net asset value — Beginning of period	$11.210	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.114	$0.126	$0.071
Net realized and unrealized gain (loss)	2.849	1.285	(0.031)

Total income from operations	$2.963	$1.411	$0.040

Less Distributions
From net investment income	$(0.083)	$(0.141)	$(0.100)
From net realized gain	(0.270)	—	—

Total distributions	$(0.353)	$(0.141)	$(0.100)

Net asset value — End of period	$13.820	$11.210	$9.940

Total Return(3)	26.59%	14.29%	0.50	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,827	$1,310	$687
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.25%	1.25%	1.25	%(6)
Net investment income	0.89%	1.21%	0.76	%(6)
Portfolio Turnover	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.45%, 1.06% and 0.45% of average daily net assets for the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Financial Highlights — continued

	Class C
	Year Ended February 28,		Period Ended February 29, 2012(1)
	2014	2013
Net asset value — Beginning of period	$11.190	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.025	$0.053	$0.024
Net realized and unrealized gain (loss)	2.813	1.284	(0.058)

Total income (loss) from operations	$2.838	$1.337	$(0.034)

Less Distributions
From net investment income	$(0.038)	$(0.087)	$(0.026)
From net realized gain	(0.270)	—	—

Total distributions	$(0.308)	$(0.087)	$(0.026)

Net asset value — End of period	$13.720	$11.190	$9.940

Total Return(3)	25.49%	13.50%	(0.32	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$372	$36	$22
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.00%	2.00%	2.00	%(6)
Net investment income	0.19%	0.51%	0.26	%(6)
Portfolio Turnover	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.45%, 1.06% and 0.45% of average daily net assets for the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Financial Highlights — continued

	Class I
	Year Ended February 28,		Period Ended February 29, 2012(1)
	2014	2013
Net asset value — Beginning of period	$11.220	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.149	$0.150	$0.119
Net realized and unrealized gain (loss)	2.844	1.294	(0.066)

Total income from operations	$2.993	$1.444	$0.053

Less Distributions
From net investment income	$(0.113)	$(0.164)	$(0.113)
From net realized gain	(0.270)	—	—

Total distributions	$(0.383)	$(0.164)	$(0.113)

Net asset value — End of period	$13.830	$11.220	$9.940

Total Return(3)	26.85%	14.63%	0.64	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,756	$12,980	$25,822
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.00%	1.00%	1.00	%(6)
Net investment income	1.17%	1.45%	1.28	%(6)
Portfolio Turnover	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.45%, 1.06% and 0.45% of average daily net assets for the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Notes to Financial Statements — continued

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2014 and February 28, 2013 was as follows:

	Year Ended February 28,
	2014	2013

Distributions declared from:
Ordinary income	$212,248	$109,407
Long-term capital gains	$365,260	$—

During the year ended February 28, 2014, accumulated net realized gain was increased by $18,837 and accumulated undistributed net investment income was decreased by $18,837 due to differences between book and tax accounting, primarily for distributions from real estate investment trusts, foreign currency gain (loss) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

16

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Notes to Financial Statements — continued

As of February 28, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$98,174
Undistributed long-term capital gains	$98,098
Net unrealized appreciation	$4,356,842

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, return of capital distributions from securities, the tax treatment of short-term capital gains and investments in partnerships.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 28, 2014, the investment adviser and administration fee amounted to $134,119 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2014. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $80,541 of the Fund’s operating expenses for the year ended February 28, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2014, EVM earned $259 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,329 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2014 amounted to $4,436 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2014, the Fund paid or accrued to EVD $1,186 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2014 amounted to $394 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

17

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2014, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $11,338,761 and $7,634,495, respectively, for the year ended February 28, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended February 28,
Class A	2014	2013

Sales	62,664	57,517
Issued to shareholders electing to receive payments of distributions in Fund shares	3,449	997
Redemptions	(50,695)	(10,793)

Net increase	15,418	47,721

	Year Ended February 28,
Class C	2014	2013

Sales	23,555	1,017
Issued to shareholders electing to receive payments of distributions in Fund shares	316	13
Redemptions	(36)	(4)

Net increase	23,835	1,026

	Year Ended February 28,
Class I	2014	2013

Sales	402,151	581,393
Issued to shareholders electing to receive payments of distributions in Fund shares	3,063	1,328
Redemptions	(133,871)	(2,022,697)

Net increase (decrease)	271,343	(1,439,976)

At February 28, 2014, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM, an Eaton Vance Collective Investment Trust and an affiliate of EVM owned in the aggregate approximately 82% of the value of the outstanding shares of the Fund.

18

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,006,067

Gross unrealized appreciation	$4,428,299
Gross unrealized depreciation	(71,694)

Net unrealized appreciation	$4,356,605

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Notes to Financial Statements — continued

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,838,304	$—		$—	$1,838,304
Consumer Staples	1,378,397	—		—	1,378,397
Energy	3,072,006	—		—	3,072,006
Financials	5,963,517	—		—	5,963,517
Health Care	2,252,000	656,443		—	2,908,443
Industrials	2,283,377	—		—	2,283,377
Information Technology	1,700,803	—		—	1,700,803
Materials	762,861	—		—	762,861
Telecommunication Services	479,621	—		—	479,621
Utilities	887,073	—		—	887,073

Total Common Stocks	$20,617,959	$656,443	*	$—	$21,274,402

Short-Term Investments	$—	$88,270		$—	$88,270

Total Investments	$20,617,959	$744,713		$—	$21,362,672

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

20

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, March 7, 2011, to February 29, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Value Opportunities Fund as of February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, March 7, 2011, to February 29, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 11, 2014

21

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2014, the Fund designates approximately $355,321, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2014 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2014, $463,358 or, if subsequently determined to be different, the net capital gain of such year.

22

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 183 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 183 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Trustee	2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

23

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Ronald A. Pearlman 1940	Trustee	2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

24

Eaton Vance

Focused Value Opportunities Fund

February 28, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Mosley) also served as Board members of one or more of the following funds (which operated in the years noted): eUNITsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial appointment.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305    2.28.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Focused Growth Opportunities Fund, Eaton Vance Focused Value Opportunities Fund and Eaton Vance Global Natural Resources Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 17 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal year ended February 28, 2014 and February 28, 2013 (initial fiscal period from the commencement of operations on April 30, 2012 to February 28, 2013 for Eaton Vance Global Natural Resources Fund) by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Years Ended	2/28/13	2/28/14
Audit Fees	$17,930	$18,630
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,510	$8,610
All Other Fees(3)	$0	$0

Total	$26,440	$27,240

Eaton Vance Focused Value Opportunities Fund

Fiscal Years Ended	2/28/13	2/28/14
Audit Fees	$17,930	$18,630
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,510	$8,610
All Other Fees(3)	$0	$0

Total	$26,440	$27,240

Eaton Vance Global Natural Resources Fund*

Fiscal Period Ended	2/28/13	2/28/14
Audit Fees	$16,550	$18,750
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,310	$8,410
All Other Fees(3)	$0	$0

Total	$24,860	$27,160

*	Fund commenced operations on April 30, 2012.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (July 31, August 31, September 30, or February 28). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/12	9/30/12	2/28/13	7/31/13	8/31/13	9/30/13	2/28/14
Audit Fees	$201,230	$55,780	$52,410	$93,300	$202,330	$74,080	$56,010
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$55,170	$21,620	$25,330	$43,030	$62,840	$26,710	$25,630
All Other Fees(3)	$13,520	$620	$0	$0	$0	$0	$0

Total	$269,920	$78,020	$77,740	$136,330	$265,170	$100,790	$81,640

*	Information is not presented for fiscal year ended 7/31/12 as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/12	9/30/12	2/28/13	7/31/13	8/31/13	9/30/13	2/28/14
Registrant(1)	$68,690	$22,240	$25,330	$43,030	$62,840	$26,710	$25,630
Eaton Vance(2)	$606,619	$606,619	$544,549	$276,151	$417,309	$369,820	$370,325

*	Information is not presented for fiscal year ended 7/31/12 as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 10, 2014